Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
30	Subsequent events

30.1	Capital contribution

At the meeting of the Board of Directors held on February 15, 2023, it was approved by the Board, observing the authorized capital limit, the capital contribution in the amount of R$1 through the issuance of 59,870 common shares.